Main Accounting Practices - Schedule of Income Statement Restated (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Restated [Member]
Condensed Income Statements, Captions [Line Items]
GROSS PROFIT		$ (8,153)	$ (649,317)
OPERATING INCOME (EXPENSES)
General and Administrative Expenses		(387,678)	(1,784,167)
Sales expenses	[1]	(56,961)	(1,962,985)
OPERATING INCOME BEFORE FINANCIAL INCOME		(452,792)	(4,396,469)
FINANCIAL RESULTS		(1,172,087)
NET INCOME (LOSS) BEFORE INCOME TAX		(1,624,879)	(5,837,815)
NET INCOME (LOSS) FOR THE YEAR		$ (1,627,821)	$ (5,839,344)
Earnings per share:
Basic (in Dollars per share)	[2]	$ (0.14)	$ (0.49)
Diluted (in Dollars per share)	[2]	$ (0.14)	$ (0.49)
Weighted average shares outstanding
Basic (in Shares)		12,000,000	12,000,000
Diluted (in Shares)		12,512,142	12,300,047
Dividends per common share
Revision of Prior Period, Adjustment [Member]
Condensed Income Statements, Captions [Line Items]
GROSS PROFIT
OPERATING INCOME (EXPENSES)
General and Administrative Expenses
Sales expenses	[1]	(25,423)	(1,140,815)
OPERATING INCOME BEFORE FINANCIAL INCOME		(25,423)	(1,140,815)
NET INCOME (LOSS) BEFORE INCOME TAX		(25,423)	(1,140,815)
NET INCOME (LOSS) FOR THE YEAR		$ (25,423)	$ (1,140,815)
Earnings per share:
Basic (in Dollars per share)	[2]	$ (0.01)	$ (0.1)
Diluted (in Dollars per share)	[2]	$ (0.01)	$ (0.1)
Weighted average shares outstanding
Basic (in Shares)
Diluted (in Shares)			196,495
Dividends per common share
Prior [Member]
Condensed Income Statements, Captions [Line Items]
GROSS PROFIT		(8,153)	(649,317)
OPERATING INCOME (EXPENSES)
General and Administrative Expenses		(387,678)	(1,784,167)
Sales expenses	[1]	(31,538)	(822,170)
OPERATING INCOME BEFORE FINANCIAL INCOME		(427,369)	(3,255,654)
FINANCIAL RESULTS		(1,172,087)
NET INCOME (LOSS) BEFORE INCOME TAX		(1,599,456)	(4,697,000)
NET INCOME (LOSS) FOR THE YEAR		$ (1,602,398)	$ (4,698,529)
Earnings per share:
Basic (in Dollars per share)	[2]	$ (0.13)	$ (0.39)
Diluted (in Dollars per share)	[2]	$ (0.13)	$ (0.39)
Weighted average shares outstanding
Basic (in Shares)		12,000,000	12,000,000
Diluted (in Shares)		12,512,142	12,103,552
Dividends per common share

[1]	GAAP Adjustments related to R&D Costs
[2]	Impacts related to earnings per share.